2. Investment Securities (Details 2)	Dec. 31, 2017 USD ($)
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 3,749,956
Due from one to five years, Amortized Cost	11,275,824
Due from five to ten years	6,989,449
Agency MBS	16,782,380
Amortization Cost of Debt	38,797,609
Fair Value
Due in one year or less, fair value	3,739,512
Due from one to five years, fair value	11,168,065
Due from five to ten years	6,929,739
Agency MBS	16,613,337
Fair value of debt	38,450,653
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	24,817,334
Due from one to five years, Amortized Cost	4,494,343
Due from five to ten years	4,338,246
Due after ten years, Amortized Cost	15,175,042
Amortization Cost of Debt	48,824,965
Fair Value
Due in one year or less, fair value	24,817,000	[1]
Due from one to five years, fair value	4,487,000	[1]
Due from five to ten years	4,331,000	[1]
Due after ten years, fair value	15,161,000	[1]
Fair value of debt	$ 48,796,000	[1]

[1]	Method used to determine fair value rounds values to nearest thousand.